Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

8.   GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 were as follows:

	For the years ended December 31,
	2020	2021	2021
	RMB	RMB	USD
Balance as of January 1	100,078,236	100,231,487	15,728,507
Acquisitions	153,251	20,588,461	3,230,779
Balance as of December 31	100,231,487	120,819,948	18,959,286

No impairment loss was recognized in any of the periods presented.